Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Leases and Lease Commitments

Future minimum payments under leases and lease commitments with initial terms greater than one year were as follows at December 31, 2017:

(in thousands)
2018 (remainder of the year)	$556
2019	1,234
2020	1,271
2021	1,310
2022	1,349
Thereafter	3,138
Total	$8,858